Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of Business
Description of Business

1.  Description of Business

Description of Business

Molekule Group, Inc. (f/k/a AeroClean Technologies, Inc.) (the “Company”) was initially formed as CleanCo Bioscience Group LLC (“CBG”) in the State of Florida on September 2, 2011. Subsequent to its formation, CBG established a team of scientists, engineers and medical experts to provide solutions for the challenges posed by harmful airborne pathogens and resultant hospital acquired infections. On September 15, 2020, CBG converted into AeroClean Technologies, LLC as a Delaware limited liability company. On November 23, 2021, AeroClean Technologies, LLC incorporated in the state of Delaware as AeroClean Technologies, Inc. The Company is an interior space air purification technology company with an immediate objective of initiating full-scale commercialization of its high-performance interior air sterilization and disinfection products for the eradication of coronavirus and other harmful airborne pathogens. The Company was established to develop technology-driven, medical-grade air purification solutions for hospitals and other healthcare settings. The company is headquartered in Palm Beach Gardens, Florida.

On January 12, 2023, in connection with the acquisition of Molekule, Inc. (“Legacy Molekule”), the Company changed its name from AeroClean Technologies, Inc. to Molekule Group, Inc. (see Note 3). With the acquisition of Legacy Molekule, the Company is engaged in the manufacturing and selling of air purifiers and filters primarily in the United States, but also in Canada directly to consumers, through retail and distribution, and to commercial and enterprise customers. During 2020, Legacy Molekule began selling directly to distributors in Japan and South Korea. During 2021, Legacy Molekule also began selling directly to consumers in Europe. In 2022, sales continued to be primarily within the United States. Legacy Molekule incorporated in the state of Delaware in February 2015 as Transformair, Inc. and changed its name to Molekule, Inc. through an amendment to its articles of incorporation in June 2016. The accompanying condensed consolidated financial statements include the results of Legacy Molekule and its wholly owned subsidiary in the current period from the date of acquisition (January 12, 2023) and as of the most recent balance sheet date (March 31, 2023) and GSI Germsweepusa Inc. (doing business as GSI Technology) (“GSI Technology”), which was acquired in 2022.

Liquidity and Going Concern

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements — Going Concern (ASC 205-40) require management to assess an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. In each reporting period (including interim periods), an entity is required to assess conditions known and reasonably knowable as of the financial statement issuance date to determine whether it is probable an entity will not meet its financial obligations within one year from the financial statement issuance date. Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate it is probable the entity will be unable to meet its financial obligations as they become due within one year after the date the financial statements are issued.

The Company incurred a net loss of $9,933,406 and its net cash used in operating activities was $16,044,027 for the quarterly period ended March 31, 2023. In addition, the Company’s accumulated deficit was $17,850,199 at March 31, 2023. The Company’s recurring losses from operations, recurring cash used in operating activities, accumulated deficit, expected working capital needs to fund its combined operations and new debt obligations as a result of the acquisition of Molekule, Inc. in January 2023 (see Note 3), raise substantial doubt about its ability to continue as a going concern. The Company’s ability to fund its operations is dependent upon management’s plans, which include raising capital, managing costs and generating sufficient revenues to offset costs. There can be no assurances that the Company will be able to secure any such additional financing on acceptable terms and conditions, or at all. Accordingly, management has concluded there is substantial doubt as to the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.

COVID-19 Pandemic

The Company continues to monitor developments regarding COVID-19 and its variants, which have impacted and could continue to adversely impact global commercial activity and have contributed to significant declines and volatility in financial markets. The Company’s ongoing research and development activities, including development of product prototypes and manufacturing activities, are all conducted in the United States, and as a result, the Company has been able to mitigate some of the adverse impact of the COVID-19 pandemic on its global supply chain.

The Company continues to actively monitor the situation and may take further actions that impact operations as may be required by federal, state or local authorities or that the Company determines is in the best interests of its employees, customers, suppliers and stockholders. As of the date of issuance of these financial statements, the pandemic presents uncertainty and risk as the Company cannot reasonably determine or predict the nature, duration or scope of the overall impact the COVID-19 pandemic will have on its business, results of operations, liquidity or capital resources.

1.	Description of Business

Description of Business

AeroClean Technologies, Inc. (the “Company”) was initially formed as CleanCo Bioscience Group LLC (“CBG”) in the State of Florida on September 2, 2011. Subsequent to its formation, CBG established a team of scientists, engineers and medical experts to provide solutions for the challenges posed by harmful airborne pathogens and resultant hospital acquired infections. On September 15, 2020, CBG converted into AeroClean Technologies, LLC as a Delaware limited liability company and is headquartered in Palm Beach Gardens, Florida. On November 23, 2021, AeroClean Technologies, LLC incorporated in the state of Delaware as AeroClean Technologies, Inc. See Note 3, Public Offering for a discussion of the Company’s recent initial public offering (the “Public Offering”). The Company is an interior space air purification technology company with an immediate objective of initiating full-scale commercialization of its high-performance interior air sterilization and disinfection products for the eradication of coronavirus and other harmful airborne pathogens. The Company was established to develop technology-driven, medical-grade air purification solutions for hospitals and other healthcare settings. The company also acquired GSI Germsweepusa Inc. (doing business as GSI Technology) as a wholly-owned subsidiary (See Note 14).

On January 12, 2023, in connection with the acquisition of Molekule, Inc., the Company changed its name from AeroClean Technologies, Inc. to Molekule Group, Inc. (see Note 15).

Liquidity and Going Concern

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements — Going Concern (ASC 205-40) require management to assess an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. In each reporting period (including interim periods), an entity is required to assess conditions known and reasonably knowable as of the financial statement issuance date to determine whether it is probable an entity will not meet its financial obligations within one year from the financial statement issuance date. Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate it is probable the entity will be unable to meet its financial obligations as they become due within one year after the date the financial statements are issued.

The Company incurred a net loss of $6,168,931, and its net cash used in operating activities was $10,638,912 for the year ended December 31, 2022. In addition, the Company’s accumulated deficit was $7,916,791 at December 31, 2022. The Company’s recurring losses from operations, recurring cash used in operating activities, accumulated deficit, expected working capital needs to fund its combined operations and new debt obligations as a result of the acquisition of Molekule, Inc. in January 2023 (see Note 15), raise substantial doubt about its ability to continue as a going concern. The Company’s ability to fund its operations is dependent upon management’s plans, which include raising capital, managing costs and generating sufficient revenues to offset costs. There can be no assurances that the Company will be able to secure any such additional financing on acceptable terms and conditions, or at all. Accordingly, management has concluded there is substantial doubt as to the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Please see note 15. Subsequent Events for additional information regarding the impact of the Company’s acquisition of Molekule, Inc.

COVID-19 Pandemic

The Company continues to monitor the outbreak of COVID-19 and its variants, which continue to spread throughout the world and adversely impact global commercial activity and contribute to significant declines and volatility in financial markets. The Company’s ongoing research and development activities, including development of product prototypes and manufacturing activities, are all conducted in the United States, and as a result, the Company has been able to mitigate some of the adverse impact of the COVID-19 pandemic on its global supply chain.

The Company continues to actively monitor the situation and may take further actions that impact operations as may be required by federal, state or local authorities or that the Company determines is in the best interests of its employees, customers, suppliers and stockholders. As of the date of issuance of these financial statements, the pandemic presents uncertainty and risk as the Company cannot reasonably determine or predict the nature, duration or scope of the overall impact the COVID-19 pandemic will have on its business, results of operations, liquidity or capital resources.